UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3056

TRIDAN CORP.
(Exact name of registrant as specified in charter)

51 East 42nd Street, 17th Floor, New York, NY 10017
(Address of principal executive offices)

I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker, Twomey & Gallanty, P.C. 51 East 42nd Street, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 239-0515

Date of fiscal year end:	April 30, 2013

Date of reporting period:	July 31, 2012

Item 1.	Schedule of Investments.

Attached on the following pages is a schedule of the registrant’s investments as of the close of its fiscal quarter ended July 31, 2012.

Tridan Corp.
Schedule of Investments	Principal	Income Tax	GAAP	Fair
July 31, 2012	Amount	Cost	Cost	Value

Insured
Ardsley New York Union Free
School District Unlimited Tax
5.00% due June 15, 2014	$415,000	$426,947	$426,947	$446,901

Ardsley New York Union Free
School District Unlimited Tax
4.00% due June 15, 2016	460,000	468,314	468,314	512,895

Bethlehem NY Central School District
Ref Unlimited Tax
5.0% due November 1, 2015	500,000	516,868	516,868	569,410

Village of Briarcliff Manor New York
Pub Impt Unlimited Tax
5.0% due September 1, 2017	215,000	228,087	228,087	260,574

Village of Briarcliff Manor New York
Pub Impt Unlimited Tax
5.0% due September 1, 2015	310,000	323,730	323,730	352,117

Cattaraugus County NY Public
Impt Ref Unlimited Tax
(Par Call June 1, 2013 @100)
5.0% due June 1, 2014	275,000	278,478	278,478	285,348

Cattaraugus County NY Public
Impt Ref Unlimited Tax
(Par Call June 1, 2013 @100)
5.0% due June 1, 2015	275,000	278,843	278,843	284,878

Clarkstown Central School District
NY Unlimited Tax
(Par Call April 15, 2014 @100)
5.25% due April 15, 2015	400,000	409,234	409,234	433,779

City of New York NY Public Impts
Unlimited Tax
(Par Call August 1, 2014 @100)
5.0% due August 1, 2017	500,000	513,057	513,057	545,300

NY unlimited Tax
(Par Call August 1, 2019 @100)
5.0% due August 1, 2026	350,000	355,024	355,024	413,455

City of New York Transitional
Fin Bldg Aid Rev Fiscal 2007
5.00% due July 15, 2016	750,000	780,079	780,079	873,360

N.Y.S. Dormitory Authority Revs
State Personal Income Ref Education
5.50% due March 15, 2025	500,000	558,631	558,631	668,300

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Sch Dist Fing Prog
(Par Call October 1, 2017 @100)
5.0% due October 1, 2018	430,000	449,308	449,308	495,566

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Sch Dist Fing Prog
(Par Call October 1, 2017 @100)
5.0% due October 1, 2019	585,000	608,675	608,675	673,142

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Insd Sien College
(Par Call July 1, 2016 @100)
5.0% due July 1, 2020	1,000,000	1,030,622	1,030,622	1,100,360

N.Y.S. Dormitory Authority Revs
Non St Supported Debt St Johns Univ - Insd
5.25% due July 1, 2021	1,000,000	1,074,591	1,074,591	1,236,580

N.Y.S. Dormitory Authority Revs
City University Sys Ref Cons 5th Gen
5.5% due July 1, 2019	1,000,000	1,063,737	1,063,737	1,259,980

N.Y.S. Dormitory Authority Revs
Supported Debt Mental Health Svcs Facs
Impt (Par Call February 15, 2015 @100)
5.0% due February 15, 2021	1,035,000	1,049,806	1,049,806	1,129,920

N.Y.S. Dormitory Authority Revs
Nonst Supported Debt-NYU
(Par Call July1, 2018 @100)
5.0% due July 1, 2029	300,000	300,000	300,000	337,491

N.Y.S. Dormitory Authority Lease Revs
Mental Health Svcs Facs
(Par Call August 15, 2020 @100)
5.0% due August 15, 2023	420,000	427,156	427,156	503,374

N.Y.S. Dormitory Authority Revs
State Personal Income Tax Rev Ed School
Impt (Par Call March 15, 2018 @100)
5.0% due March 15, 2022	750,000	790,382	790,382	895,298

N.Y.S. Dormitory Authority Revs
State Personal Income Tax Rev Ref Edu
5.50% due March 15, 2026	200,000	268,487	268,487	269,840

N.Y.S. Dormitory Authority Revs
5.5% due May 15, 2018	1,155,000	1,235,048	1,235,048	1,428,793

N.Y.S. Local Govt Assistance Corp Ref:
5.5% due April 1, 2017	240,000	252,305	252,305	282,554

State of NY local Govt. Corp, Ref
5.5% due April 1, 2017	700,000	776,243	776,243	824,117

Niagara Falls Bridge Commission
NY Toll Rev Highway Impts
5.25% due October 1, 2015	1,110,000	1,136,138	1,136,138	1,155,399

Pleasantville New York Public Impt
Unlimited Tax
5.0% due January 1, 2016	440,000	455,196	455,196	504,570

Commonwealth of Puerto Rico
Electric Power Auth Rev
5.5% due July 1, 2017	700,000	739,613	739,613	804,293

Commonwealth of Puerto Rico
Highway Transportation Auth Rev Ref
6.25% due July 1, 2016	285,000	306,478	306,478	326,995

Puerto Rico Commonwealth Highway
and Transportation Auth Transn Rev
5.5% due July 1, 2015	500,000	520,390	520,390	558,855

Sachem Central School District
NY Holbrook Ref Unlimited Tax
5.25% due October 15, 2019	500,000	533,809	533,809	629,580

Sales Tax Receivable Corp
NY Public Impt.
(Par Call October 15, 2014 @100)
5.0% due October 15, 2017	275,000	288,547	288,547	302,192

Sales Tax Receivable Corp
NY Public Impt.
(Par Call October 15, 2014 @100)
5.0% due October 15, 2021	200,000	203,877	203,877	219,776

Port Authority of NY and NJ
Cons 142nd
(Par Call January 15, 2016 @100)
5.0% due July 15, 2030	200,000	199,819	199,819	222,556

Port Authority of NY and NJ
Cons 144th
(Par Call October 1, 2016 @100)
5.0% due October 1, 2027	300,000	305,073	305,073	342,642

Port Authority of NY and NJ
Cons 85th
5.375% due March 1, 2028	150,000	154,882	154,882	190,842

Triborough Bridge & Tunnel Authority NY
General Purpose Revs
5.5% due November 15, 2019	1,000,000	1,081,184	1,081,184	1,258,110

Unadilla Valley New York Central School
District Ref Unlimited Tax
4.00% due June 15, 2014	500,000	520,154	520,154	531,095

City of New York NY Municipal Water
Fin Auth Wtr. & Sewer Rev Fiscal 2009
(Par Call June 15, 2018 @100)
5.625% due June 15, 2024	1,000,000	991,391	991,391	1,235,200

City of New York NY Municipal Water
Fin Auth Wtr. & Sewer Rev Fiscal 2nd Gen
(Par Call June 15, 2019 @100)
5.0% due June 15, 2027	500,000	520,819	520,819	582,930

City of New York Transitional Finance
Auth Rev Sub future Tax Secured
( Par call June 15, 2018 and 2019 @100)
5.0% due November 1,2020	500,000	547,348	547,348	625,240
5.0% due November 1,2021	1,000,000	1,095,504	1,095,504	1,231,840

New York State Urban development
5.00% due January 1, 2017	225,000	244,030	244,030	265,390

New York Environmental Facilities Corp
Pollution Control Rev St Water NYC 02
(Par Call June 15, 2016 @100)
5.00% due June 15, 2018	1,000,000	1,025,563	1,025,563	1,153,190

N. Y.S. Thruway Authority
St Pers Income Tax Rev Transn
5.25% due March 15, 2019	750,000	792,872	792,872	933,075

State of NY Local Gov't
Assistance Corp.
(Par Call April 1, 2018 @100)
5.0% due April 1, 2019	200,000	215,162	215,162	241,328

Long Island Power Auth NY Elec Sys Rev
5.50% due December 1, 2013	1,005,000	1,058,754	1,058,754	1,075,330

Triborough Bridge & Tunnel Authority NY
General Purpose Revs
(Escrowed to Maturity)
5.5% due January 1, 2017	1,000,000	1,009,725	1,009,725	1,105,160

General Obligations

Erie County, NY Indl Dev Agency
School District Buffalo
5.00% due May 1, 2014	250,000	265,969	265,969	269,105

Pawling, NY Central School District
Ref Unlimited Tax
4.00% due November 15, 2015	330,000	357,227	357,227	363,347

Cold Spring Harbor, NY Central School District
Ref Unlimited Tax
5.00% due February 1, 2016	100,000	110,333	110,333	115,394

Starpoint, NY Central Scool District
Ref Unlimited Tax
5.00% due June 15, 2018	850,000	1,009,774	1,009,774	1,017,510

Queensbury New York Union Free
School District Unlimited Tax
4.00% due December 15, 2018	225,000	251,167	251,167	260,928

Brookhaven, New York
Unlimited Tax
5.00% due November 15, 2019	450,000	523,008	523,008	561,272

Starpoint, NY Central Scool District
Ref Unlimited Tax
5.00% due June 15, 2020	250,000	303,933	303,933	305,963

Bethlehem, NY Central Scool District
Unlimited Tax
4.00% due January 15, 2021	500,000	567,435	567,435	572,620

Riverhead, New York
Limited Tax
4.0% due June 1, 2021	1,005,000	1,140,462	1,140,462	1,177,639

Nassau County, NY
Gen Impt Unlimited Tax
(Par Call October 1, 2020 @100)
4.00% due October 1, 2022	550,000	581,994	581,994	600,936

New York, NY
Unlimited Tax
(Par Call August 1, 2020 @100)
5.00% due August 1, 2023	510,000	569,016	569,016	619,354

Greece, NY Central Scool District
Unlimited Tax
5.00% due December 15, 2023	500,000	599,956	599,956	617,844

Plainview Old Bethpage New York Central
School District Ref Unlimited Tax
5.00% due December 15, 2020	250,000	281,012	281,012	322,575

Short-term

Massapequa New York Union Free
School District Unlimited Tax
4.00% due June 15, 2013	300,000	305,581	305,581	308,865

Suffolk County Water Authority
(Par Call June 1, 2013 @100)
4.75% due June 1, 2021	770,000	770,170	770,170	798,036

N.Y.S. Dormitory Authority Rev
Cons City Univ Genl Sys 2nd Ser
5.75% due July 1, 2013	60,000	61,070	61,070	62,924

	$34,005,000	$36,108,087	$36,108,087	$39,553,232

Form N-Q
Fair value of financial instruments

The Company adopted the disclosure and measurement requirements of FASB ASC 820, “Fair Value Measurements and Disclosure” effective May 1, 2008 for its investments in municipal obligations. The Company accounts for its investments in municipal obligations in accordance with the accounting guidance for investment companies (FASB ASC 946). See Note 1 “Acquisition and valuation of investments” for a description of the valuation methodology which is unchanged as of July 31, 2012.

FASB ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, establishes a fair value hierarchy based on the inputs used to measure fair value and expands disclosures about the use of fair value measurements.

The valuation techniques required by FASB ASC 820 are based upon observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions.

These two types of inputs create the following fair value hierarchy:

Level 1 - Quoted prices for identical instruments in active markets.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drives are observable.

Level 3 - Significant inputs to the valuation model are unobservable

The Company’s investments in municipal obligations are considered as Level 1 instruments.

The following table presents the Company’s financial assets that are measured at fair value as of July 31, 2012:

Quoted Prices for Identical Instruments
in Active Markets (Level 1)
July 31, 2012

Investments in municipal obligations	$39,553,232
Total investments at fair value	$39,553,232

Item 2.	Controls and Procedures.

(a)
The registrant’s management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company’s disclosure controls and procedures, within the 90-day period prior to the filing date of this report.  Based on that evaluation, the registrant’s chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There has been no change in the registrant’s internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Filed herewith as exhibits are the separate certifications for the registrant’s principal executive and principal financial officers.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp.

By (Signature and Title)	/S/ PeterGoodman
Peter Goodman, President and Chief Executive Officer

Date	September 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	September 21, 2012

By (Signature and Title)	/S/ Warren F. Pelton
Warren F. Pelton, Treasurer and Chief Financial Officer

Date	September 21, 2012

Exhibits

CERTIFICATION

I, Peter Goodman, President and Chief Executive Officer, certify that:

2.	I have reviewed this report on Form N-Q of Tridan Corp.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principals;

(c)
Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	September 21, 2012	/S/ Peter Goodman
Peter Goodman
President and Chief Executive Officer

CERTIFICATION

I, Warren F. Pelton, Treasurer and Chief Financial Officer, certify that:

1.	I have reviewed this report on Form N-Q of Tridan Corp.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principals;

(c)
Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	September 21, 2012	By:	/S/ Warren F. Pelton
Warren F. Pelton
Treasurer and Chief Financial Officer